Contents of Significant Accounts - Net Other Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Analysis of income and expense [Abstract]
Net rental loss from property		$ (178,192)	$ (141,773)	$ (84,492)
Gain on disposal of property, plant and equipment	$ 2,780	82,397	73,014	97,366
Impairment loss of property, plant and equipment		0	(455,076)	(1,021,010)
Government grants		1,710,176	243,150	0
Others		39,314	17,560	44,402
Total	$ 55,792	$ 1,653,695	$ (263,125)	$ (963,734)